Long-Term Debt (Details Narrative)	1 Months Ended				4 Months Ended	5 Months Ended			6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended					10 Months Ended		11 Months Ended	12 Months Ended			13 Months Ended
	Jan. 19, 2022 USD ($)	Jan. 20, 2021 USD ($)	Jan. 19, 2021 USD ($)	Feb. 10, 2020 USD ($)	Apr. 30, 2021 USD ($)	May 31, 2021 USD ($)	May 20, 2021 USD ($)	May 24, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Sep. 04, 2019 USD ($)	Sep. 10, 2018 USD ($)	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Oct. 03, 2019 USD ($)	Sep. 24, 2019 USD ($)	Sep. 23, 2019 USD ($)	Nov. 09, 2018 USD ($)	Oct. 31, 2017 USD ($)	Dec. 10, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 20, 2021 USD ($)	May 12, 2021 USD ($)	May 06, 2021 USD ($)	Apr. 13, 2021 USD ($)	Nov. 27, 2019 USD ($)	Nov. 19, 2019 USD ($)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Amount drawn down																					$ 744,506,000	$ 47,000,000	$ 327,500,000
Repayments of Debt																					149,632,000	44,366,000	262,810,000
Long-term Debt																					$ 1,085,576,000	781,939,000
Number of vessels secured to notes																					65
Fees and related costs deferred																					$ 13,790,000	$ 1,193,000
Debt Instrument, Covenant Description																					Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with, or remedied
Debt Instrument, Covenant Compliance																					As of December 31, 2021, and December 31, 2020, the Company was in compliance with its debt covenants
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid																					$ 7,000,000
$54.0 Million Sale and Leaseback agreement – CMBFL [Member]
Line of Credit Facility [Line Items]
Amount drawn down						$ 54,000,000
Line of Credit Facility, Description																					to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					3.25%
Outstanding amount																					$ 49,950,000
Repayments of Debt							$ 46,624,000
Sale Leaseback Transaction, Date																					May 20, 2021
Finance Lease, Liability							$ 54,000,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid																					$ 19,980,000
Finance Lease Liability Maturity Date																					May 2028
Property, Plant and Equipment, Additions						75,000,000
Advance hire						21,000,000
Fees and related costs deferred																					$ 945,000
$14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Description																					to finance the acquisition of GSL Violetta delivered in April 2021
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					4.64%
Outstanding amount																					$ 13,147,000
Sale Leaseback Transaction, Date																					May 12, 2021
Finance Lease, Liability																									$ 14,735,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid																					$ 950,000
Finance Lease Liability Maturity Date																					February 2026
Sale Leaseback Transaction, Net Proceeds, Financing Activities						14,735,000
Fees and related costs deferred																					$ 191,000
Twelve Vessels [Member]
Line of Credit Facility [Line Items]
Property, Plant and Equipment, Additions									$ 233,890,000
8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Issuance Date																					Nov. 19, 2019
Issuance of notes																												$ 4,125,000	$ 27,500,000
Debt instrument, interest rate																					8.00%
Debt instrument, maturity date																					Dec. 31, 2024
Interest on notes																					Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year
Date of first required payment																					Feb. 29, 2020
Notes Payable, Fair Value Disclosure																					$ 117,520,000
Long-term Debt																					$ 119,108,000
8.00% Senior Unsecured Notes Due 2024 [Member] | Twelve Vessels [Member]
Line of Credit Facility [Line Items]
Payments for advances										$ 233,890,000
Net proceeds from issuance										35,000,000
9.875 % First Priority Secured Notes Due 2022 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Issuance Date																					Oct. 31, 2017
Issuance of notes																					$ 360,000,000
Debt instrument, interest rate																					9.875%
Debt instrument, maturity date																					Nov. 15, 2022
Interest on notes																					Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year
Date of first required payment																					May 15, 2018
Debt Instrument, Redemption Price, Percentage																						98.98%		102.469%
Proceeds from Issuance of Secured Debt																			$ 356,400,000
Number of vessels secured to notes																					16
Number of vessels owned																					16
Debt Instrument, Repurchased Face Amount		$ 233,436,000		$ 46,000,000																		$ 15,287		$ 233,436,000
Debt Instrument, Repurchase Amount		239,200,000		$ 48,271,000																				$ 239,200,000
Debt Instrument, Repurchase Price Percentage				104.938%
Gain (Loss) on Extinguishment of Debt		$ 10,642,000
First of the three tranches of $180,500 Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date																					Jun. 30, 2022
Repayments of Debt																					$ 48,527,000
Second of the three tranches of $180,500 Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date																					Jun. 30, 2022
Repayments of Debt																					$ 48,648,000
Tranche A E F [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down					$ 32,100,000
Maturity date																					April 2025
Tranches B and D [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down						$ 21,400,000
Maturity date																					May 2025
Tranche C [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down										10,700,000
Maturity date																					July 2025
On or after December 31, 2021 and prior to December 31, 2022 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage																					102.00%
On or after December 31, 2022 and prior to December 31, 2023 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage																					101.00%
On or after December 31, 2023 and prior to maturity [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage																					100.00%
Eight Instalments [Member] | $54.0 Million Sale and Leaseback agreement – CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Repayment installments																					8
Sale Leaseback Transaction, Quarterly Rental Payments																					$ 2,025,000
Twenty Instalments [Member] | $54.0 Million Sale and Leaseback agreement – CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Repayment installments																					20
Sale Leaseback Transaction, Quarterly Rental Payments																					$ 891,000
Fifteen Instalments [Member] | $14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Repayment installments																					15
Sale Leaseback Transaction, Quarterly Rental Payments																					$ 793,870
Four Instalments [Member] | $14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Repayment installments																					4
Sale Leaseback Transaction, Quarterly Rental Payments																					$ 469,120
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Aug. 27, 2021
Line of Credit Facility, Maximum Borrowing Capacity																					$ 12,000,000
Amount drawn down														$ 12,000,000
Line of Credit Facility, Description																					partially used to fully refinance the Hayfin Credit Facility
Maturity date																					September 2026
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 420,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 3,600,000
Interest Rate Description																					LIBOR
Loan margin percentage																					3.25%
Outstanding amount																					$ 11,580,000
Fees and related costs deferred																					$ 252,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Jul. 06, 2021
Line of Credit Facility, Maximum Borrowing Capacity																					$ 140,000,000
Amount drawn down										$ 140,000,000
Line of Credit Facility, Description																					to finance the acquisition of the Twelve Vessels
Maturity date																					July 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 35,600,000
Interest Rate Description																					LIBOR
Loan margin percentage																					3.25%
Outstanding amount																					$ 132,000,000
Fees and related costs deferred																					$ 2,852,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 2,200,000
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					May 06, 2021
Line of Credit Facility, Maximum Borrowing Capacity																					$ 51,670,000
Line of Credit Facility, Description																					in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 1,162,450
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 28,421,000
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					3.25%
Outstanding amount																					$ 49,345,000
Fees and related costs deferred																					$ 777,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Apr. 15, 2021
Line of Credit Facility, Maximum Borrowing Capacity																					$ 64,200,000
Line of Credit Facility, Description																					in order to finance the acquisition of six out of the Seven Vessels
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					3.50%
Outstanding amount																					$ 56,844,000
Fees and related costs deferred																					$ 1,386,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					16
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 668,750
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Apr. 13, 2021
Line of Credit Facility, Maximum Borrowing Capacity																					$ 51,700,000
Line of Credit Facility, Description																					in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility
Maturity date																					April 2026
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 1,275,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 26,200,000
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					2.75%
Outstanding amount																					$ 49,150,000
Fees and related costs deferred																					$ 984,000
$236.2 Million Senior secured loan facility with Hayfin Management, LLP [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Jan. 07, 2021
Line of Credit Facility, Maximum Borrowing Capacity																					$ 236,200,000
Amount drawn down			$ 236,200,000
Line of Credit Facility, Description																					The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021
Maturity date																					January 2026
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 6,560,000
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					7.00%
Outstanding amount																					$ 204,129,000
Repayments of Debt									$ 5,831,000
Line of Credit Facility, Collateral																					The New Hayfin Credit Facility is secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary
Fees and related costs deferred																					$ 4,049,000
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Feb. 26, 2020
Line of Credit Facility, Maximum Borrowing Capacity																					$ 9,000,000
Line of Credit Facility, Description																					was used for the refinance of DVB Credit Facility
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 1,314,000
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					4.20%
Outstanding amount																					$ 5,568,000
Fees and related costs deferred																						320,000
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					monthly
Line of Credit Facility, Periodic Payment																					$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					monthly
Line of Credit Facility, Periodic Payment																					$ 86,000
At Market Issuance Sales Agreement [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Notes Payable, Fair Value Disclosure																					85,895,000
Fees and related costs deferred																					434,000	776,000
New Syndicated Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 140,000,000
Line of Credit Facility, Description																					refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00% (see note 19)
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Sep. 19, 2019
Line of Credit Facility, Maximum Borrowing Capacity																					$ 224,310,000
Line of Credit Facility, Description																					in order to refinance existing credit facilities
Maturity date																					December 2020
Interest Rate Description																					LIBOR plus a margin of 3.00% and is payable at each quarter end date
Loan margin percentage																					3.00%
Outstanding amount																					$ 213,200,000
Number of loan tranches																					2
Fees and related costs deferred																						67,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Amount drawn down																$ 230,000,000
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																							$ 5,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 126,000,000
Line of Credit Facility, Expiration Date																					Sep. 24, 2024
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Amount drawn down				$ 38,000,000
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 18,000,000
Line of Credit Facility, Expiration Date																					Sep. 24, 2024
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Sep. 19, 2019
Line of Credit Facility, Maximum Borrowing Capacity																					$ 38,500,000
Amount drawn down																	$ 38,500,000
Line of Credit Facility, Description																					in order to refinance that existing facility
Line of Credit Facility, Number of Repayment Installments																					1
Outstanding amount																					$ 26,205,000
Line of Credit Facility, Expiration Date																					Sep. 24, 2024
Repayments of Debt	$ 26,205,000																				$ 12,295,000
Debt instrument, interest rate																					10.00%
Fees on repayments of debt	$ 3,968,000																				$ 1,618,000
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					May 23, 2019
Line of Credit Facility, Maximum Borrowing Capacity																					$ 37,000,000
Line of Credit Facility, Description																					be used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					3.90%
Outstanding amount																					$ 41,700,000
Fees and related costs deferred																						$ 30,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Amount drawn down								$ 13,000,000
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Amount drawn down											$ 12,000,000
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Amount drawn down															$ 12,000,000
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Dec. 10, 2019
Line of Credit Facility, Maximum Borrowing Capacity																					$ 22,000,000
Amount drawn down																				$ 22,000,000
Line of Credit Facility, Description																					be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth
Line of Credit Facility, Number of Repayment Installments																					20
Line of Credit Facility, Frequency of Payments																					quarterly
Line of Credit Facility, Periodic Payment																					$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 3,500,000
Number of loan tranches																					2
$180.5 Million Deutsche, First-Citizens & Trust Company, HCOB, Entrust, Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Nov. 09, 2018
Line of Credit Facility, Maximum Borrowing Capacity																					$ 180,500,000
Amount drawn down																		$ 180,500,000
Line of Credit Facility, Expiration Date																					Jun. 30, 2022
Senior Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																														$ 141,900,000
Line of Credit Facility, Frequency of Payments																					quarterly
Interest Rate Description																					LIBOR
Loan margin percentage																					3.00%
Line of Credit Facility, Expiration Date																					Jun. 30, 2022
Number of loan tranches																					3
Debt Service Coverage Ratio (DSCR)																					1.10:1
Senior Facility [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Date							May 20, 2021
Finance Lease, Liability							$ 54,000,000
Finance Lease Liability, Maturity Date																					Jun. 30, 2022
Senior Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					14
Line of Credit Facility, Periodic Payment																					$ 868,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 35,148,000
Senior Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					14
Line of Credit Facility, Periodic Payment																					$ 863,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 35,218,000
Senior Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					14
Line of Credit Facility, Periodic Payment																					$ 858,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 35,288,000
Junior Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																														$ 38,600,000
Line of Credit Facility, Frequency of Payments																					quarterly
Interest Rate Description																					LIBOR
Loan margin percentage																					10.00%
Line of Credit Facility, Expiration Date																					Jun. 30, 2022
Number of loan tranches																					3
Debt Service Coverage Ratio (DSCR)																					1.10:1
Junior Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					14
Line of Credit Facility, Periodic Payment																					$ 236,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 9,563,000
Junior Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					14
Line of Credit Facility, Periodic Payment																					$ 235,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 9,577,000
Junior Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments																					14
Line of Credit Facility, Periodic Payment																					$ 233,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 9,604,000
New Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																										$ 51,670,000	$ 51,700,000
$65.0 Million Hayfin Secured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument																					Sep. 07, 2018
Line of Credit Facility, Maximum Borrowing Capacity																					$ 65,000,000
Line of Credit Facility, Description																					to be used in connection with the acquisition of vessels as specified in the Hayfin Credit Facility or as otherwise agreed with the Lenders
Line of Credit Facility, Frequency of Payments																					each quarter end date
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					5.50%
Outstanding amount																					$ 0
Line of Credit Facility, Expiration Date																					Jul. 16, 2022
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																					2.00%
$65.0 Million Hayfin Secured Term Loan Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Amount drawn down												$ 8,125,000
New Secured Credit Facility August 2021 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 12,000,000
Line of Credit Facility, Description																					to refinance the existing Hayfin Credit Facility
Maturity date																					July 2022
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Amount drawn down														$ 90,000,000
Line of Credit Facility, Description																					to finance the acquisition of the Four Vessels
Interest Rate Description																					LIBOR plus a margin
Loan margin percentage																					3.25%
Outstanding amount																					$ 115,238
Sale Leaseback Transaction, Date																					August 26, 2021
Finance Lease, Liability																					$ 30,000,000
Repayment installments																					4
Amount drawn down													$ 30,000,000
Fees and related costs deferred																					$ 1,920,000
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member] | First Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Repayment installments																					12
Sale Leaseback Transaction, Quarterly Rental Payments																					$ 1,587,500
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member] | Next Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments																					quarterly
Repayment installments																					12
Sale Leaseback Transaction, Quarterly Rental Payments																					$ 329,200